Shareholders’ Equity (Tables)	6 Months Ended
Sep. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Ordinary Shares Issued Upon the Reverse Recapitalization

The following table presents the number of the Company’s ordinary shares issued upon the Reverse Recapitalization:

Ordinary Share
RFAC’s ordinary shares outstanding prior to Reverse Recapitalization	3,126,396
Ordinary shares issued at the Closing as an incentive to certain investors designated by RFAC Sponsor in connection with Transaction Financing	2,000,000
Conversion of RFAC rights	1,149,998
Total shares issued upon the Reverse Recapitalization	6,276,394

Schedule of Warrants Activity

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price		Average Remaining Contractual Life
March 31, 2024	-	-		$-	-
Granted	16,500,000	16,500,000		$11.50	5.00
Forfeited	-	-		$-	-
Exercised	-	-		$-	-
March 31, 2025	16,500,000	16,500,000		$11.50	4.87
Granted	-	-	$
Forfeited	-	-		$-	-
Exercised	-	-		$-	-
September 30, 2025 (Unaudited)	16,500,000	16,500,000		$11.50	4.37